Summary of Significant Accounting Policies - Additional Information (Detail) - RUB (₽)		12 Months Ended		60 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Jan. 01, 2019
Summary Of Significant Accounting Policies [Line items]
Russian pension fund contribution rate		10.00%
Maximum contribution per employee annual salary percentage		22.00%
Annual gross salary		₽ 1,000,000
Weighted average incremental borrowing rate					9.17%
Non-taxable income right [member]
Summary Of Significant Accounting Policies [Line items]
Amount of non-taxable income		₽ 10,000,000	₽ 10,000,000
The impact of IFRS 9 adoption [member]
Summary Of Significant Accounting Policies [Line items]
Increase in loans and borrowings	₽ 2,551,000,000
Decrease in deferred tax liabilities	(862,000,000)
Decrease in accumulated deficit	(1,684,000,000)
Decrease in non-controlling interests	₽ (5,000,000)
Bottom of range [member]
Summary Of Significant Accounting Policies [Line items]
Intangible assets useful lives		2 years
Bottom of range [member] | Transfer pricing [member]
Summary Of Significant Accounting Policies [Line items]
Transaction with related party		₽ 1,000,000,000		₽ 1,000,000,000
Percentage of controlling interest in foreign corporation to be recognized as controlled foreign corporation				25.00%
Bottom of range [member] | Transfer pricing [member] | Scenario [member]
Summary Of Significant Accounting Policies [Line items]
Percentage of controlling interest in foreign corporation to be recognized as controlled foreign corporation				10.00%
Top of range [member]
Summary Of Significant Accounting Policies [Line items]
Intangible assets useful lives		25 years